Taxes (Details) - Schedule of unrecognized tax benefit - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of unrecognized tax benefit [Abstract]
Beginning balance	$ 194,939	$ 128,467
Increase	1,139,596	228,358	128,467
Decrease	(47,149)	(157,906)
Foreign currency translation adjustment	46,222	(3,980)
Ending balance	$ 1,333,608	$ 194,939	$ 128,467